Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2024
Share-Based Payment Arrangement [Abstract]
Schedule of stock option shares activities

The following table sets forth the stock option shares activities under all the option plans for the years ended December 31, 2022, 2023 and 2024:

	Options Outstanding	Weighted Average Exercise Price	Weighted Average Remaining Contractual Life	Aggregate Intrinsic Value
		US$		US$

Outstanding at December 31, 2022	3,090,700	0.8064	1.07	836
Granted	5,144,600	0.7940	-	-
Expired	(150,000)	1.4000	-	-
Exercised	(186,560)	0.3300	-	-
Outstanding at December 31, 2023	7,898,740	0.7983	2.90	1,782
Expired	(125,000)	1.4000	-	-
Exercised	(2,679,140)	0.6201	-	-
Outstanding at December 31, 2024	5,094,600	0.8773	2.83	1,942
Vested and expected to vest at December 31, 2024	5,020,747	0.8773	2.83	1,914
Exercisable as of December 31, 2024	1,236,150	1.1372	1.42	237

Summary of restricted stock units activities under all incentive plans

The following table sets forth the Company’s RSUs activities under all incentive plans for the years ended December 31, 2022, 2023 and 2024:

	Number of RSUs	Weighted- average grant date fair value
		US$

Unvested at December 31, 2022	53,293,740	0.6510
Granted	42,890,835	0.8108
Vested	(20,613,140)	0.6130
Canceled/Forfeited	(7,377,125)	0.6478
Unvested at December 31, 2023	68,194,310	0.7724
Granted	39,910,390	1.0244
Vested	(26,126,200)	0.6618
Canceled/Forfeited	(6,633,360)	0.7744
Unvested at December 31, 2024	75,345,140	0.9374